Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash and cash equivalents	$ 558,251	$ 60,376
Restricted cash	27,013	5,333
Marketable securities	83,724	0
Accounts receivable	10,865	15,898
Biological assets	4,410	3,531
Inventory	29,503	25,613
Prepaid expenses and deposits	4,355	4,622
Investments	3,065	0
Assets held for sale	2,998	2,998
Net investment in subleases	3,991
Current assets	728,175	118,371
Non-current assets
Long-term deposits	7,725	2,633
Property, plant and equipment	63,189	116,928
Net investment in subleases	22,571
Intangible assets	4,709	5,063
Investments	70,498	51,876
Equity-accounted investees	412,858
Goodwill	114,537
Total assets	1,424,262	294,871
Current liabilities
Accounts payable and accrued liabilities	38,452	23,308
Current portion of lease obligations	5,701	409
Derivative warrants	21,700	428
Current liabilities	65,853	24,145
Non-current liabilities
Lease obligations	27,769	1,031
Other liabilities	4,505
Total liabilities	98,127	25,176
Shareholders’ equity
Share capital	2,035,704	762,046
Warrants	8,092	6,138
Contributed surplus	60,734	59,344
Contingent consideration	2,279	2,279
Accumulated deficit	(788,510)	(558,128)
Accumulated other comprehensive income	7,607
Total shareholders’ equity	1,325,906	271,679
Non-controlling interest	229	(1,984)
Total liabilities and shareholders’ equity	$ 1,424,262	$ 294,871